Equity - Authorized Shares and Common Shares Issued and Fully Paid (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Common shares par value	$ 0.01	$ 0.01